Subsequent Events	12 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On April 24, 2020, Takeda announced that it has entered into an agreement to divest a portfolio of select over-the-counter and prescription pharmaceutical products sold in Europe, and two manufacturing sites located in Denmark and Poland to Orifarm Group (“Orifarm”) for up to approximately 670 million USD subject to customary legal and regulatory closing conditions.
In association with this agreement, Takeda will also enter into manufacturing and supply agreements with Orifarm, under which Takeda will continue to manufacture selected products on behalf of Orifarm. This transaction includes the sale of the manufacturing sites, product rights and transfer of related workforce and is expected to close by the end of fiscal year ending March 31, 2021.
The impact from this sales transaction on the consolidated statements of profit or loss is not expected to be material.

On May 28, 2020, the European Commission (the “EC”) released Takeda from the obligation to divest the pipeline compound SHP647 and certain associated rights (“SHP647”), a commitment that was provided by Takeda to secure regulatory clearance of its Shire acquisition. Assets and liabilities related to SHP647 were classified as held for sale on consolidated statements of financial position as of March 31, 2020 based on the prior obligations to divest.  As a result of the EC’s decision to release Takeda’s obligations, these assets and liabilities will subsequently cease to be classified as held for sale on the Consolidated Statements of Financial Position as of June 30, 2020.
Additionally, Takeda will reassess and update its previously recognized liabilities to reflect expected future costs related to SHP647 such as program termination costs. As a result, Takeda estimates that it will recognize a one-time net gain of approximately 564 million USD in Operating Profit for the three months period ending June 30, 2020.

On June 11, 2020, Takeda announced that it has entered into an agreement to divest a portfolio of select non-core over-the-counter and prescription pharmaceutical products sold exclusively in Asia Pacific to Celltrion Inc. (“Celltrion”), for a total value of up to 278 million USD, subject to customary legal and regulatory closing conditions.
In association with this contract, Takeda and Celltrion have also entered into a manufacturing and supply agreement under which Takeda will continue to manufacture the portfolio of divested products and supply them to Celltrion. Under the terms of the agreement, Celltrion will acquire the rights, title and interest to the products in the portfolio exclusive to these countries. The transaction is expected to close by end of the nine months period ending December 31, 2020.
The impact from this sales transaction on the consolidated statements of profit or loss is not expected to be material.

On June 24, 2020, our Board of Directors unanimously approved and adopted the Rules of the Takeda Pharmaceutical Company Limited Employee Stock Purchase Plan (the “ESPP”) and Rules of the Takeda Pharmaceutical Company Limited Long Term Incentive Plan (the “LTIP”), subject to, among other things, the filing of certain regulatory filing and notices. The purpose of the ESPP is to provide certain of our employees outside of Japan with the opportunity to purchase Takeda’s ADSs at a discount to encourage broad-based employee ownership in Takeda and its group companies. The purpose of the LTIP is to provide for the grant of various types of awards (including restricted stock units and performance stock units) to eligible employees of Takeda and its group companies that align their interests with those of Takeda’s shareholders. Further purposes of the LTIP are to attract and retain officers and other employees and further Takeda’s risk mitigation strategy by enabling Takeda and its group companies to provide incentive compensation that appropriately balances risk and reward. Purchases of ADSs by Takeda employees outside of Japan pursuant to the ESPP will be settled in ADSs that are purchased in the open market. The Takeda LTIP is intended to provide for the grant of awards to be settled in shares of our common stock (for employees in Japan), as well as in ADSs (for employees outside of Japan). Awards granted pursuant to the LTIP to employees outside of Japan will be settled using a combination of ADSs to be converted from newly issued shares of our common stock and cash, although it is possible in the future that we will choose to settle all or a portion of vested awards with ADSs purchased in the open market. At this time, our eligible employees inside of Japan will not be granted awards pursuant to the LTIP but will instead continue to be granted awards pursuant to our existing share-based compensation plans. The financial impact from introducing these plans is currently not estimable.